Inventories - Disclosure of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Maintenance materials and parts	R$ 966,701	R$ 825,499
Flight attendant, uniforms and others	30,430	21,367
Current inventories	943,578	799,208
Provision for losses in breakdown of inventories	R$ (53,553)	R$ (47,658)